Summary of Significant Accounting Policies (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2016 shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Number of Branches			10
Goodwill, Impairment Loss			$ 0	$ 0	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares	360,815
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares) | shares	0	1,025	2,175	11,223
Payments for Stock Options Exercised		$ (6,000)	$ 7,000	$ 50,000	77,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense			$ 0	$ 0	$ 0
Restricted Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares			585	0	0
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life			10 years
Minimum [Member] | Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member] | Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment, Useful Life			20 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life			40 years